Note 5 - Loans and Related Allowance for Loan and Lease Losses - Allowance for Loan Losses (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Individually evaluated for impairment											$ 490	$ 660
Collectively evaluated for impairment											12,969	6,108
Less: allowance for loan and lease losses	$ 13,459			$ 6,768	$ 6,768			$ 7,428	$ 6,768	$ 7,428	13,459	6,768
Beginning balance				6,768				7,428	6,768	7,428
Charge-offs									(3,839)	(1,809)
Recoveries									690	259
Provision	2,100	$ 4,000	$ 1,000	2,740	460	$ 80	$ 110	240	9,840	890
Ending balance	13,459				6,768				13,459	6,768
Commercial Real Estate Portfolio Segment [Member] | Owner Occupied Loan [Member]
Individually evaluated for impairment											10	45
Collectively evaluated for impairment											1,332	756
Less: allowance for loan and lease losses	1,342			801	801			1,315	801	1,315	1,342	801
Beginning balance				801				1,315	801	1,315
Charge-offs									(50)	(32)
Recoveries									17	5
Provision									574	(487)
Ending balance	1,342				801				1,342	801
Commercial Real Estate Portfolio Segment [Member] | Non-owner occupied Loan [Member]
Individually evaluated for impairment											371	582
Collectively evaluated for impairment											6,446	2,800
Less: allowance for loan and lease losses	6,817			3,382	3,382			2,862	3,382	2,862	6,817	3,382
Beginning balance				3,382				2,862	3,382	2,862
Charge-offs									(3,022)	0
Recoveries									74	12
Provision									6,383	508
Ending balance	6,817				3,382				6,817	3,382
Commercial Real Estate Portfolio Segment [Member] | Multifamily Loan [Member]
Individually evaluated for impairment											0	0
Collectively evaluated for impairment											461	340
Less: allowance for loan and lease losses	461			340	340			474	340	474	461	340
Beginning balance				340				474	340	474
Charge-offs									0	0
Recoveries									0	0
Provision									121	(134)
Ending balance	461				340				461	340
Residential Portfolio Segment [Member]
Individually evaluated for impairment											20	28
Collectively evaluated for impairment											1,663	698
Less: allowance for loan and lease losses	1,683			726	726			761	726	761	1,683	726
Beginning balance				726				761	726	761
Charge-offs									(62)	(361)
Recoveries									42	46
Provision									977	280
Ending balance	1,683				726				1,683	726
Commercial And Industrial [Member]
Individually evaluated for impairment											48	3
Collectively evaluated for impairment											1,305	453
Less: allowance for loan and lease losses	1,353			456	456			969	456	969	1,353	456
Beginning balance				456				969	456	969
Charge-offs									(245)	(519)
Recoveries									294	82
Provision									848	(76)
Ending balance	1,353				456				1,353	456
Home Equity Lines of Credit [Member]
Individually evaluated for impairment											41	2
Collectively evaluated for impairment											1,364	930
Less: allowance for loan and lease losses	1,405			932	932			820	932	820	1,405	932
Beginning balance				932				820	932	820
Charge-offs									(55)	(162)
Recoveries									84	32
Provision									444	242
Ending balance	1,405				932				1,405	932
Construction and Other [Member]
Individually evaluated for impairment											0	0
Collectively evaluated for impairment											378	103
Less: allowance for loan and lease losses	378			103	103			100	103	100	378	103
Beginning balance				103				100	103	100
Charge-offs									0	0
Recoveries									157	74
Provision									118	(71)
Ending balance	378				103				378	103
Consumer Portfolio Segment [Member]
Individually evaluated for impairment											0	0
Collectively evaluated for impairment											20	28
Less: allowance for loan and lease losses	20			28	28			127	28	127	$ 20	$ 28
Beginning balance				$ 28				$ 127	28	127
Charge-offs									(405)	(735)
Recoveries									22	8
Provision									375	628
Ending balance	$ 20				$ 28				$ 20	$ 28